Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information
Entity Registrant Name	ASTRAZENECA PLC
Entity Central Index Key	0000901832
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Incorporation Country Code	X0
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	1,312,137,976
Preference shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	50,000